Segmented Information - Additional Information (Detail)	12 Months Ended
	Mar. 29, 2025 Segment Store	Mar. 30, 2024 Store	Mar. 25, 2023 Segment
Segment Information [Line Items]
Number of reportable segments | Segment	2
Birks Brand [Member]
Segment Information [Line Items]
Number of Stores Closed	1	3	2
Number of Stores Opened	5
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	17
Brinkhaus Brand [Member]
Segment Information [Line Items]
Number of Stores Closed	3
Brinkhaus Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of reportable segments | Segment	2